Income tax expense	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
13. Income tax expense

NXT periodically earns revenues while operating outside of Canada as a non-resident within certain foreign jurisdictions. Payments made to NXT for services rendered to clients in such countries may be subject to foreign withholding taxes, which are only recoverable in certain circumstances. For the year ended December 31, 2013, NXT recorded foreign withholding taxes of $399,546 (2012 - $426,421) on a portion of its revenues that were generated on international projects. Although such foreign taxes incurred can potentially be utilized in Canada as a foreign tax credit against future taxable earnings from the foreign jurisdictions, a full valuation allowance has been provided against this benefit.

Income tax expense is different from the expected amount that would be computed by applying the statutory Canadian federal and provincial income tax rates to NXT's income (loss) before income taxes as follows:

	2013	2012	2011
Net income (loss) before income taxes	$(4,942,015)	$2,489,149	$(3,584,601)
Canadian statutory income tax rate	25.00%	25.00%	26.50%
Income tax (recovery) at statutory income tax rate	(1,235,504)	622,287	(949,919)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	157,993	12,149	100,736
Revaluation of US$ Warrants	342,875	-	-
Non-capital losses expiring in the year	-	-	373,240
Foreign exchange adjustment on USA losses	(131,771)	42,389	(42,965)
Tax rate reduction	-	-	48,066
Other	(4,428)	(2,148)	(2,715)
	(870,835)	674,677	(473,557)
Change in valuation allowance	870,835	(674,677)	473,557
Income taxes paid in foreign jurisdictions	399,546	426,421	-
Current income tax expense	399,546	426,421	-

The Company has significant unrecorded deferred income tax assets for which a full valuation allowance has been provided due to uncertainty regarding their potential future utilization, as follows:

	2013	2012	2011
Net operating losses carried forward:
Canada (expiration dates 2014 to 2031)	$4,005,683	$1,908,285	$2,014,577
USA (expiration dates 2020 to 2026)	2,040,056	3,269,542	3,805,274
Timing differences on property & equipment
and financing costs	2,135,468	2,132,545	2,177,153
	8,181,207	7,310,372	7,997,004
Less valuation allowance	(8,181,207)	(7,310,372)	(7,997,004)
	-	-	-